Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Nine Months Ended September 30, 2018 and 2019 - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating activities:
Net loss	$ (25,271)	$ (42,763)
Adjustments to reconcile net loss to net cash from operating activities:
Share-based compensation	1,750	6,041
Depreciation expenses	61	29
Other income from government grant		(307)
Changes in operating assets and liabilities:
Advances to suppliers	(3,992)	(321)
Due from related parties	481
Prepaid expenses and other current assets	(89)	(209)
Operating lease right-of-use assets	484
Other noncurrent assets	(68)	(296)
Accounts payable	(7,638)	(18)
Accrued expenses	(705)	6,137
Operating lease liabilities	(536)
Other current liabilities	43	72
Net cash used in operating activities	(35,480)	(31,635)
Investing activities:
Acquisitions of property and equipment	(4)	(97)
Proceeds from maturity of short-term investments		3,074
Net cash provided by (used in) investing activities	(4)	2,977
Financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discounts and commissions	44,957	14,000
Capital contributions from noncontrolling interests	10,083
Payment of offering costs	(318)	(255)
Proceeds from loans	2,986
Proceeds from related party borrowings	3,328
Repayment of loans	(1,493)
Repayment of related party borrowings	(3,328)
Net cash provided by financing activities	56,215	13,745
Effect of foreign exchange rate changes, net	58	271
Net (decrease) increase in cash and cash equivalents	20,789	(14,642)
Cash and cash equivalent at beginning of period	3,889	27,481
Cash and cash equivalent at end of period	$ 24,678	$ 12,839